TAXATION - Movement of Valuation Allowance (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement of Valuation Allowance
Balance at beginning of the year	$ 169,422	$ 67,769	$ 53,421
Additions	97,727	108,347	30,935
Reversals	(144,525)	(6,694)	(16,587)
Balance at end of the year	$ 122,624	$ 169,422	$ 67,769